Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Capital Trust
Entity Central Index Key	0000275309
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Stock Selector Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity® Stock Selector Fund
Trading Symbol	FDSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Fund	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Stock Selector Fund $10,000 $11,492 $13,882 $16,267 $16,108 $19,149 $25,407 $20,581 $24,805 $32,583 $38,175 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector Fund 17.16% 14.80% 14.33% S&P 500® Index 17.60% 16.47% 15.30% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,020,666,684
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 32,299,993
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 12.5 Communication Services 10.9 Consumer Discretionary 10.0 Health Care 8.8 Industrials 8.1 Consumer Staples 4.8 Energy 3.0 Utilities 2.2 Real Estate 1.8 Materials 1.8 Common Stocks 97.5 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 93.8 Taiwan 1.4 Canada 1.2 Netherlands 0.7 United Kingdom 0.6 Korea (South) 0.5 Puerto Rico 0.3 Belgium 0.2 Spain 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.4 Canada - 1.2 Netherlands - 0.7 United Kingdom - 0.6 Korea (South) - 0.5 Puerto Rico - 0.3 Belgium - 0.2 Spain - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 7.8 Apple Inc 7.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.4 Tesla Inc 1.9 Mastercard Inc Class A 1.3 Bank of America Corp 1.2 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class Z
Trading Symbol	FZAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $11,502 $13,906 $16,312 $16,167 $19,239 $25,554 $20,714 $24,988 $32,848 $38,516 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 17.25% 14.89% 14.44% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,020,666,684
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 32,299,993
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 12.5 Communication Services 10.9 Consumer Discretionary 10.0 Health Care 8.8 Industrials 8.1 Consumer Staples 4.8 Energy 3.0 Utilities 2.2 Real Estate 1.8 Materials 1.8 Common Stocks 97.5 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 93.8 Taiwan 1.4 Canada 1.2 Netherlands 0.7 United Kingdom 0.6 Korea (South) 0.5 Puerto Rico 0.3 Belgium 0.2 Spain 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.4 Canada - 1.2 Netherlands - 0.7 United Kingdom - 0.6 Korea (South) - 0.5 Puerto Rico - 0.3 Belgium - 0.2 Spain - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 7.8 Apple Inc 7.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.4 Tesla Inc 1.9 Mastercard Inc Class A 1.3 Bank of America Corp 1.2 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class M
Trading Symbol	FSJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,026 $13,241 $15,426 $15,189 $17,962 $23,708 $19,095 $22,892 $29,909 $34,855 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.46% 13.37% 13.30% Class M (without 3.50% sales charge) 16.54% 14.18% 13.70% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,020,666,684
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 32,299,993
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 12.5 Communication Services 10.9 Consumer Discretionary 10.0 Health Care 8.8 Industrials 8.1 Consumer Staples 4.8 Energy 3.0 Utilities 2.2 Real Estate 1.8 Materials 1.8 Common Stocks 97.5 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 93.8 Taiwan 1.4 Canada 1.2 Netherlands 0.7 United Kingdom 0.6 Korea (South) 0.5 Puerto Rico 0.3 Belgium 0.2 Spain 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.4 Canada - 1.2 Netherlands - 0.7 United Kingdom - 0.6 Korea (South) - 0.5 Puerto Rico - 0.3 Belgium - 0.2 Spain - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 7.8 Apple Inc 7.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.4 Tesla Inc 1.9 Mastercard Inc Class A 1.3 Bank of America Corp 1.2 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stock Selector Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity® Stock Selector Fund Class K
Trading Symbol	FSSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class K $10,000 $11,502 $13,907 $16,309 $16,163 $19,237 $25,553 $20,712 $24,984 $32,847 $38,516 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 17.26% 14.90% 14.44% S&P 500® Index 17.60% 16.47% 15.30% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,020,666,684
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 32,299,993
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 12.5 Communication Services 10.9 Consumer Discretionary 10.0 Health Care 8.8 Industrials 8.1 Consumer Staples 4.8 Energy 3.0 Utilities 2.2 Real Estate 1.8 Materials 1.8 Common Stocks 97.5 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 93.8 Taiwan 1.4 Canada 1.2 Netherlands 0.7 United Kingdom 0.6 Korea (South) 0.5 Puerto Rico 0.3 Belgium 0.2 Spain 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.4 Canada - 1.2 Netherlands - 0.7 United Kingdom - 0.6 Korea (South) - 0.5 Puerto Rico - 0.3 Belgium - 0.2 Spain - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 7.8 Apple Inc 7.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.4 Tesla Inc 1.9 Mastercard Inc Class A 1.3 Bank of America Corp 1.2 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class I
Trading Symbol	FBRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $11,487 $13,869 $16,244 $16,074 $19,115 $25,328 $20,505 $24,707 $32,441 $37,995 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 17.12% 14.73% 14.28% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,020,666,684
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 32,299,993
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 12.5 Communication Services 10.9 Consumer Discretionary 10.0 Health Care 8.8 Industrials 8.1 Consumer Staples 4.8 Energy 3.0 Utilities 2.2 Real Estate 1.8 Materials 1.8 Common Stocks 97.5 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 93.8 Taiwan 1.4 Canada 1.2 Netherlands 0.7 United Kingdom 0.6 Korea (South) 0.5 Puerto Rico 0.3 Belgium 0.2 Spain 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.4 Canada - 1.2 Netherlands - 0.7 United Kingdom - 0.6 Korea (South) - 0.5 Puerto Rico - 0.3 Belgium - 0.2 Spain - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 7.8 Apple Inc 7.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.4 Tesla Inc 1.9 Mastercard Inc Class A 1.3 Bank of America Corp 1.2 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class C
Trading Symbol	FLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 166	1.54%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $11,368 $13,581 $15,742 $15,418 $18,129 $23,800 $19,067 $22,736 $29,776 $34,787 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 14.94% 13.58% 13.28% Class C 15.94% 13.58% 13.28% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,020,666,684
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 32,299,993
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 12.5 Communication Services 10.9 Consumer Discretionary 10.0 Health Care 8.8 Industrials 8.1 Consumer Staples 4.8 Energy 3.0 Utilities 2.2 Real Estate 1.8 Materials 1.8 Common Stocks 97.5 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 93.8 Taiwan 1.4 Canada 1.2 Netherlands 0.7 United Kingdom 0.6 Korea (South) 0.5 Puerto Rico 0.3 Belgium 0.2 Spain 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.4 Canada - 1.2 Netherlands - 0.7 United Kingdom - 0.6 Korea (South) - 0.5 Puerto Rico - 0.3 Belgium - 0.2 Spain - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 7.8 Apple Inc 7.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.4 Tesla Inc 1.9 Mastercard Inc Class A 1.3 Bank of America Corp 1.2 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class A
Trading Symbol	FMAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,797 $13,000 $15,187 $14,992 $17,771 $23,511 $18,987 $22,815 $29,879 $34,907 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 10.11% 13.11% 13.32% Class A (without 5.75% sales charge) 16.83% 14.46% 13.99% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,020,666,684
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 32,299,993
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 12.5 Communication Services 10.9 Consumer Discretionary 10.0 Health Care 8.8 Industrials 8.1 Consumer Staples 4.8 Energy 3.0 Utilities 2.2 Real Estate 1.8 Materials 1.8 Common Stocks 97.5 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 93.8 Taiwan 1.4 Canada 1.2 Netherlands 0.7 United Kingdom 0.6 Korea (South) 0.5 Puerto Rico 0.3 Belgium 0.2 Spain 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.4 Canada - 1.2 Netherlands - 0.7 United Kingdom - 0.6 Korea (South) - 0.5 Puerto Rico - 0.3 Belgium - 0.2 Spain - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 7.8 Apple Inc 7.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.2 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.4 Tesla Inc 1.9 Mastercard Inc Class A 1.3 Bank of America Corp 1.2 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec